ACQUISITIONS (Details 6) (Business team of China-based IT service firms, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2011	Feb. 01, 2011	Feb. 01, 2011 Contract backlog	Feb. 01, 2011 Customer relationship
ACQUISITIONS
Cash consideration paid			$ 2,500
Intangible assets acquired:
Intangible assets acquired					287	666
Goodwill				1,547
Total consideration				2,500
Estimated useful life
Estimated useful life					10 months 24 days	4 years 10 months 24 days
Pro forma financial information
Net revenues	219,197	149,079
Net income	$ 17,715	$ 9,828
Net income per share
Basic (in dollars per share)	$ 0.44	$ 0.26
Diluted (in dollars per share)	$ 0.41	$ 0.27